Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021		$ 1,000	[1]	$ 609,601	$ 370,683	$ 9,808,620	$ 698,692	$ 11,488,596
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income			[1]			1,866,862		1,866,862
Foreign currency translation adjustment			[1]				(617,830)	(617,830)
Balance at Jun. 30, 2022		$ 1,000	[1]	609,601	370,683	11,675,482	80,862	12,737,628
Balance (in Shares) at Jun. 30, 2022	[1]	10,000,000
Balance at Dec. 31, 2022		$ 1,000	[1]	609,601	370,683	12,740,983	(247,574)	$ 13,474,693
Balance (in Shares) at Dec. 31, 2022		10,000,000	[1]					10,000,000
Initial public offering - March 31, 2023		$ 206	[1]	8,249,794				$ 8,250,000
Initial public offering - March 31, 2023 (in Shares)	[1]	2,062,500
Initial public offering costs			[1]	(1,967,388)				(1,967,388)
Underwriter’s option exercised - May 2, 2023		$ 31	[1]	1,237,469				1,237,500
Underwriter’s option exercised - May 2, 2023 (in Shares)	[1]	309,375
Exercise costs			[1]	(92,813)				(92,813)
Net income			[1]			796,354		796,354
Foreign currency translation adjustment			[1]				(1,115,176)	(1,115,176)
Balance at Jun. 30, 2023		$ 1,237	[1]	$ 8,036,663	$ 370,683	$ 13,537,337	$ (1,362,750)	$ 20,583,170
Balance (in Shares) at Jun. 30, 2023		12,371,875	[1]					12,371,875

[1]	The share amounts are presented on a retroactive basis.